Condensed financial information of the parent company (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
OTHER (EXPENSE) INCOME
General and administrative expenses	$ (4,008,039)	$ (795,620)	$ (727,028)
Expensed deferred IPO costs		(150,000)
Total other expense, net	(134,759)	(54,267)	(201,287)
NET (LOSS) INCOME	(3,288,107)	962,740	1,509,332
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(42,322)	119,645	(73,751)
COMPREHENSIVE (LOSS) INCOME	(3,330,429)	1,082,385	1,435,581
Parent Company [Member]
OTHER (EXPENSE) INCOME
Equity (loss) income of subsidiaries	(1,482,269)	1,112,740	1,509,332
General and administrative expenses	(1,805,838)
Expensed deferred IPO costs		(150,000)
Total other expense, net	(3,288,107)	962,740	1,509,332
NET (LOSS) INCOME	(3,288,107)	962,740	1,509,332
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(42,322)	119,645	(73,751)
COMPREHENSIVE (LOSS) INCOME	$ (3,330,429)	$ 1,082,385	$ 1,435,581